UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2024 (Unaudited)

PARVIN HEDGED EQUITY SOLARI WORLD FUND

PHSWX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Parvin Hedged Equity Solari World Fund - PHSWX for the period December 1, 2023 to May 31, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://parvinfunds.com. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Parvin Hedged Equity Solari World Fund	$112.50	2.25%

* Annualized.

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2024

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	VALUE
Parvin Hedged Equity Solari World Fund	7.07%	-1.34%	9,551
MSCI All Country World Index	24.14%	8.21%	13,091

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2020

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://parvinfunds.com or by calling 1-866-458-4744.

Fund statistics

NET ASSETS:

$6.0 MILLION*

_________________________

PORTFOLIO HOLDINGS:

34

_________________________

PORTFOLIO TURNOVER:

13.17%

________________________

ADVISORY FEES PAID BY FUND:

$15,443

top ten holdings

1.	Agnico Eagle Mines Limited	4.55%
2.	Silvercorp Metals Inc.	3.99%
3.	eBay Inc.	3.84%
4.	C.H. Robinson Worldwide, Inc.	3.60%
5.	MercadoLibre, Inc.	3.59%
6.	Orkla ASA ADR	3.53%
7.	Amcor plc	3.39%
8.	Air Products and Chemicals, Inc.	3.33%
9.	Telenor ASA ADR	3.33%
10.	Royal Gold, Inc.	3.20%
	Total % of Net Assets	36.35%

pORTFOLIO ILLUSTRATIONS

Sectors are based on Morningstar® classifications.

geographical breakdown

The following chart gives a breakdown of the Fund’s portfolio by country of issuer as of May 31, 2024

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – Schedule filed with Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

PARVIN HEDGED EQUITY
SOLARI WORLD FUND
(Ticker: PHSWX)

SEMI-ANNUAL REPORT

May 31, 2024

(Unaudited)

Series Trust

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Schedule of Investments
May 31, 2024 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 85.23%

Agricultural Chemicals - 1.71%
1,750	Nutrien Ltd. (Canada)	$ 102,567

Agricultural Services - 2.70%
6,000	Calavo Growers, Inc.	161,820

Airports, Flying Fields & Airport Terminal Services - 2.73%
2,000	Grupo Aeroportuario del Centro Norte, SAB de CV (Mexico)	163,620

Arrangement of Transportation of Freight & Cargo - 3.60%
2,500	C.H. Robinson Worldwide, Inc.	215,925

Beverages - 5.22%
65,000	Ambev SA ADR	144,300
1,250	Diageo PLC ADR	168,862
		313,162
Construction Machinery & Equipment - 2.73%
15,500	CNH Industrial NV	163,680

Consumer Staple Products - 3.53%
26,500	Orkla ASA ADR	211,735

Crude Petroleum & Natural Gas - 2.78%
16,000	GeoPark Ltd. (Colombia)	167,040

Electromedical & Electrotherapeutic Apparatus - 3.05%
2,250	Medtronic PLC (Ireland)	183,083

Gold and Silver Ores - 8.54%
4,000	Agnico Eagle Mines Ltd. (Canada)	272,840
60,000	Silvercorp Metals, Inc. (Canada) *	239,400
		512,240
Industrial Inorganic Chemicals - 3.33%
750	Air Products & Chemicals, Inc.	200,025

Insurance Agents, Brokers & Services - 2.46%
24,500	BB Seguridade Participacoes SA ADR	147,735

Mineral Royalty Traders - 3.20%
1,500	Royal Gold, Inc.	192,285

Miscellaneous Manufacturing Industries - 3.39%
20,000	Amcor PLC (Switzerland)	203,400

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 2.96%
4,000	Sturm Ruger & Co., Inc.	177,760

Petroleum Refining - 2.43%
5,000	Equinor ASA ADR	145,700

Radiotelephone Communications - 2.58%
10,000	Mobile TeleSystems PJSC ADR † *	-
7,500	SK Telecom Co. Ltd. ADR	155,100
		155,100
Retail-Catalog & Mail-Order Houses - 3.03%
8,000	Coupang, Inc. Class A *	181,920

Retail-Eating Places - 2.24%
2,750	Cracker Barrel Old Country Store, Inc.	134,145

Search, Detection, Navigation, Guidance, Aeronautical Systems & Instruments - 2.73%
1,000	Garmin Ltd. (Switzerland)	163,850

Semiconductors & Related Devices - 3.49%
6,000	ChipMOS Technologies, Inc. ADR *	163,260
1,500	Intel Corp.	46,275
		209,535
Services-Business Services - 7.43%
4,250	eBay, Inc.	230,435
125	MercadoLibre, Inc. (Argentina) *	215,698
10,000	Qiwi PLC ADR † *	-
		446,133
Services-Personal Services - 2.69%
6,000	Carriage Services, Inc.	$ 161,340

Surgical & Medical Instruments & Apparatus - 3.35%
1,750	3M Co.	175,245
437	Solventum Corp. *	25,932
		201,177
Telephone Communications - 3.33%
17,000	Telenor ASA ADR	199,920

TOTAL FOR COMMON STOCKS (Cost $5,270,701) - 85.23%		5,114,897

MONEY MARKET FUNDS - 12.34%
440,680	Fidelity Investments Money Market Government Portfolio Class I, 5.24% **	440,680
300,000	Federated Hermes Government Obligations Fund Class X, 5.23% **	300,000
TOTAL FOR MONEY MARKET FUNDS (Cost $740,680) - 12.34%		740,680

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $196,399) - 2.48%		148,720

TOTAL INVESTMENTS (Cost $6,207,780) - 100.05%		6,004,297

LIABILITIES LESS OTHER ASSETS, NET - (0.05)%		(3,193)

NET ASSETS - 100.00%		$ 6,001,104

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2024.
† - Level 3 security
ADR - American Depositary Receipt
PLC - Public Limited Company
PJSC - Public Joint Stock Company
AG - Aktiengesellschaft - German term for Public Limited Company.
ASA - Allmennaksjeselskap - Norwegian term for Public Limited Company.
SA - Société Anonyme - French term for Public Limited Company.
The accompanying notes are an integral part of these financial statements.

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Schedule of Purchased Options
May 31, 2024 (Unaudited)

PUT OPTIONS - 2.48% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Options Clearing Corp.	110	$ 4,950,000	$ 450	1/16/2026	$ 148,720

TOTAL PURCHASED OPTIONS (Premiums Paid $196,399) - 2.48%						$ 148,720

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at May 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Statement of Assets and Liabilities
May 31, 2024 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $6,011,381)	$ 5,855,577
Investments in Purchased Options, at Fair Value (Premiums Paid $196,399)	148,720
Cash at Broker	740
Receivables:
Dividends & Interest	15,179
Prepaid Expenses	10,382
Total Assets	6,030,598
Liabilities:
Due to Transfer Agent and Fund Accountant	1,369
Due to Advisor	3,313
Due to Administrator & Chief Compliance Officer	1,016
Distribution (12b-1) Fees	1,098
Audit Fees	19,207
Trustee Fees	1,048
Other Accrued Expenses	2,443
Total Liabilities	29,494
Net Assets	$ 6,001,104

Net Assets Consist of:
Paid-In Capital	$ 6,450,045
Accumulated Deficit	(448,941)
Net Assets, for 669,006 Shares Outstanding	$ 6,001,104

Net Asset Value, Offering Price and Redemption Price Per Share	$ 8.97

The accompanying notes are an integral part of these financial statements.

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Statement of Operations
For the six months eneded May 31, 2024 (Unaudited)

Investment Income:
Dividends	$ 91,096
Interest	23,269
Total Investment Income	114,365

Expenses:
Advisory Fees	35,777
Legal Fees	10,968
Registration Fee	8,771
Transfer Agent & Accounting Fees	8,357
Audit Fees	5,271
Custody Fees	4,030
Distribution (12b-1) Fees	3,892
Administrative Fees	3,009
Chief Compliance Officer Fees	3,009
Trustee Fees	1,221
Nasdaq Fees	351
Printing and Mailing Fees	77
Total Expenses	84,733
Fees Waived and/or Expenses Reimbursed Contractually by the Advisor	(20,334)
Net Expenses	64,399

Net Investment Income	49,966

Realized and Unrealized Gain on Investments and Derivative Transactions
Net Realized Gain on Investments and Derivative Transactions	44,127
Net Change in Unrealized Appreciation on Investments and Derivative Transactions	329,345
Realized and Unrealized Gain on Investments and Derivative Transactions	373,472

Net Increase in Net Assets Resulting from Operations	$ 423,438

The accompanying notes are an integral part of these financial statements.

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2024	11/30/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 49,966	$ 120,365
Net Realized Gain on Written Options	-	15,154
Net Realized Gain (Loss) on Investments and Derivative Transactions	44,127	(253,335)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Derivative Transactions	329,345	(100,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	423,438	(217,882)

Distributions to Shareholders:
Distributions Paid to Shareholders	(113,425)	(100,590)

Capital Share Transactions:	210,148	1,140,014

Total Increase in Net Assets	520,161	821,542

Net Assets:
Beginning of Year/Period	5,480,943	4,659,401

End of Year/Period	$ 6,001,104	$ 5,480,943

The accompanying notes are an integral part of these financial statements.

PARVIN HEDGED EQUITY SOLARI WORLD FUND

Financial Highlights
Selected data for a share outstanding throughout the year/period.

	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Period Ended	(c)
	5/31/2024		11/30/2023		11/30/2022		11/30/2021

Net Asset Value, at Beginning of Year/Period	$ 8.51		$ 9.07		$ 9.89		$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.08		0.21		0.24		0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	0.56		(0.58)		(0.86)		(0.31)
Total from Investment Operations	0.64		(0.37)		(0.62)		(0.11)

Distributions:
Net Investment Income	(0.18)		(0.19)		(0.13)		-
Realized Gains	-		-		(0.07)		-
Total from Distributions:	(0.18)		(0.19)		(0.20)		-

Net Asset Value, at End of Year/Period	$ 8.97		$ 8.51		$ 9.07		$ 9.89

Total Return **	7.57%	(b)	(4.07)%		(6.43)%		(1.10)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 6,001		$ 5,481		$ 4,659		$ 1,292
Before Waiver
Ratio of Expenses to Average Net Assets	2.96%	(a)	3.07%		3.90%		13.51%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.03%	(a)	0.44%		(1.37)%		(11.34)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.25%	(a)	1.15%	(d)	0.01%	(d)	0.01%	(a) (d)
Ratio of Net Investment Income to Average Net Assets	1.74%	(a)	2.36%		2.51%		2.16%	(a)
Portfolio Turnover	13.17%	(b)	28.57%		11.09%		47.81%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year/period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the Advisor not reimbursed expenses/waived fees during the period.

(a) Annualized.
(b) Not Annualized.
(c) For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.
(d) The Advisor voluntarily waived 1.10% & 2.24% in expenses for the years ended November 30, 2023 & November 30, 2022, respectively; and 2.25% in expenses for the period ended November 30, 2021, that is outside of the Expense Limitation Agreement.

The accompanying notes are an integral part of these financial statements.

Parvin Hedged Equity Solari World Fund

Notes to Financial Statements

May 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Parvin Hedged Equity Solari World Fund (the "Fund") is a diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2020. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently four separate series offered by the Trust. Parvin Fund Management, LLC (the “Advisor”) serves as the investment advisor to the Fund.

The Fund’s investment objective is to seek capital preservation, current income, and growth.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies including FASB Accounting Standards Update ("ASU") 2013-08."

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

SECURITY TRANSACTIONS: Investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country's rules and tax rates.

OPTIONS: The Fund may invest in put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 6 for additional disclosures related to derivative instruments.

FEDERAL INCOME TAX: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on the returns filed for the open tax years (2021-2022) or expected to be taken on the Fund’s 2023 tax return. The Fund identifies it’s major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2024, the Fund did not incur any interest or penalties.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Cash and Cash Equivalents: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, on at least an annual basis. Distributions will be recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the related amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight. In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in inactive markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (options). Derivative transactions that are actively traded, and valuation adjustments that are not applied, are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date. If the last sales price is not available then the options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. These securities will be categorized as Level 1 of the fair value hierarchy. Money market funds are valued at their net asset value of $1 per share and are categorized as Level 1.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities
(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,114,897	$ -	$ -	$ 5,114,897
Money Market Fund	740,680	-	-	740,680
Purchased Options	148,720	-	-	148,720
Total	$ 6,004,297	$ -	$ -	$ 6,004,297

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At May 31, 2024, as disclosed in the Fund’s Schedule of Investments, the Fund held two common stock securities which were classified as Level 3. The securities were valued using significant unobservable inputs by the Investment Manager’s Pricing Committee as a result of financial market disruptions associated with sanctions announced in response to Russia’s invasion of Ukraine and countermeasures adopted by the Russian government.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of November 30, 2023	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of May 31, 2024
Common Stocks	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of May 31, 2024	Valuation Technique	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ -	Market comparable companies	Discount for lack of marketability	$ -

The above table presents information for two securities, which due to the Russian foreign exchange restrictions are not actively traded.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISOR: The Advisor serves as investment advisor to the Fund pursuant to a management agreement with the Trust (the "Agreement"). Subject to the authority of the Board, the Advisor is responsible for management of the Fund's investment portfolio. The Advisor is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions and as compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.25% of the average daily net assets of the Fund during the term of the Agreement. For the six months ended May 31, 2024, the Advisor earned advisory fees of $35,777. During the same period, the Advisor waived advisory fees of $20,334. As of May 31, 2024, the Fund owed the Advisor $3,313.

The Advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 31, 2024, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads;

brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 2.25% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (three years from the date that the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Board, on 60 days' written notice to the Advisor. As of November 30, 2023, advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor, as of the date such fees were waived are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$ 73,698
November 30, 2025	$ 60,208
November 30, 2026	$ 41,971

SUB-ADVISORY AGREEMENT: The Advisor entered into a Sub Advisory Agreement with Parvin Asset Management, LLC (“Sub-Adviser”) on September 24, 2021, on behalf of the Fund. Under the sub-advisory agreement between the Adviser and Sub-Adviser, the Sub-Adviser earned an annual sub-advisory fee equal to 80% of the Adviser’s fee. The sub-advisory fee is paid to the Sub-Adviser by the Adviser, not the Fund, and therefore does not increase the advisory fees paid by the Fund. For the six months ended May 31, 2024, the Sub-Advisor earned $12,354 in sub-advisory fees.

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant. MSS receives an annual fee from the Fund of $11.50 per shareholder with a minimum of $775 charge per month for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The Fund accounting fees range from $22,200 to $70,450 depending on the average net assets of the Fund. The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million. For the six months ended May 31, 2024, MSS earned $8,357 from the Fund for transfer agent and accounting services. As of May 31, 2024, the Fund owed MSS $1,369 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides administration and compliance services to the Fund. Brandon M. Pokersnik is the owner/president of Empirical, and an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund. For the six months ended May 31, 2024, Empirical earned $6,018 for these services. As of May 31, 2024, the Fund owed Empirical $1,016.

UNDERWRITER FEES: Arbor Court Capital, LLC (the "Underwriter") acts as the Fund's principal underwriter in a continuous offering of the Fund's shares. The Underwriter is an affiliate of MSS. Mr. Getts is the president and owner of the Underwriter. For the six months ended May 31, 2024, the Underwriter earned $3,113 for its services which were paid by the Fund.

DISTRIBUTION FEES: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits the Fund to pay the Advisor and/or the Underwriter for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Fund is 0.25% of its average daily net assets. The Plan is a compensation style plan which means the Fund accrues expenses and pays the Advisor and/or the Underwriter based upon the percentage described above rather than on actual expenses incurred by the Advisor and/or the Underwriter which were paid by the Fund.

Subject to the oversight of the Trustees, the Trust may, directly or indirectly, engage in any activities related to the distribution of the Shares of the Fund, which activities may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Fund Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Fund Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Fund Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of Fund Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating this Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Fund Shares, either directly or through other persons with which the Trust has entered into agreements related to this Plan.

The Plan has been approved by the Board, including a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. For the six months ended May 31, 2024, the Fund incurred distribution fees under the Plan of $3,892.

NOTE 5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value.

Transactions in shares of beneficial interest were as follows:

	For the six months ended May 31, 2024		For the year ended November 30, 2023
	Shares	Capital	Shares	Capital
Shares sold	39,312	$ 339,767	181,573	$ 1,593,031
Shares reinvested	13,271	113,335	11,867	100,518
Shares redeemed	(27,346)	(242,954)	(63,371)	(553,535)
Net Increase (Decrease)	25,237	$ 210,148	130,069	$ 1,140,014

NOTE 6. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of May 31, 2024, was as follows:

Assets	Equity Contracts
Purchased Options	$ 148,720
Total	$ 148,720

The Fund considers the average quarter-end notional amounts during the six months ended May 31, 2024, categorized by primary underlying risk, to be representative of its derivative activities at May 31, 2024.

Average notional value of:

Purchased Options $ 4,760,000

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Advisor consistently assesses the value of existing positions in the Fund. Generally, the Advisor exercises patience when fundamentals are stable but prices volatile. The Advisor may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

For the six months ended May 31, 2024, financial derivative instruments had the following effect on the Statement of Operations:

Type of Derivative	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Purchased Options	$ (124,011)	$ 3,261	$ (120,750)
	$ (124,011)	$ 3,261	$ (120,750)

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, purchases and sales of investment securities other than U.S. Government Obligations, short-term investments, options, and securities sold short aggregated $629,762 and $620,541, respectively.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, the Fund considers the risk of loss from such potential claims to be remote.

Note 9. Tax Matters

As of November 30, 2023, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments *	$ 6,014,463

Gross tax appreciation of investments	$ 305,561
Gross tax depreciation of investments	(839,020)
Net tax depreciation of investments	$ (533,459)

* The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

The Fund's distributable earnings/(deficit) on a tax basis is determined only at the end of each fiscal year. As of November 30, 2023, the Fund's most recent fiscal year end, the components of distributable earnings/(deficit) on a tax basis were as follows:

Capital Loss Carryforward – Non-expiring	$ (334,052)
Undistributed Ordinary Income	108,557
Net Unrealized Depreciation of Investments	(533,459)
Total Accumulated Deficit	$ (758,954)

As of November 30, 2023, the Fund has a capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring Short-term non-expiring	$ 148,881 $ 185,171

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

For the year ended November 30, 2023, there was an ordinary income distribution of $100,590.

For the six months ended May 31, 2024, there was an ordinary income distribution of $113,425.

NOTE 10. MARKET RISK

Following Russia’s invasion of Ukraine in February 2022, a number of jurisdictions, including the United States, the European Union, and the United Kingdom, adopted a wide range of economic sanctions, trade restrictions and other restrictive measures. Disruptions in financial markets associated with these measures, and the countermeasures adopted by the Russian government in response, impacted the ability of participants to trade Russian securities and receive related dividend and interest payments. These disruptions created valuation and liquidity issues for Russian securities, including those held by the Fund, as disclosed in the Fund’s Schedule of Investments. The Fund’s Russian equity securities were valued using fair value pricing following the initial suspension of trading by the Moscow Stock Exchange in February and were valued at zero at fiscal year-end due to a lack of marketability for non-Russian investors.

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 11. CHANGE OF SERVICE PROVIDERS

As of May 20, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has noted no events requiring disclosure.

Parvin Hedged Equity Solari World Fund

ADDITIONAL INFORMATION

may 31, 2024 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-866-458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-866-458-4744.

For More Information

Several additional sources of information are available to you.  The Fund’s Prospectus and Statement of Additional Information ("SAI"), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-866-458-4744 to request free copies of the Prospectus and SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.parvinfunds.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Parvin Hedged Equity Solari World Fund
(Ticker: PHSWX)

Investment Adviser

Parvin Fund Management, LLC

Investment Sub-Adviser

Parvin Asset Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Parvin Hedged Equity Solari World Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Total remuneration paid during the six month period covered by this report for the Parvin Hedged Equity Solari World Fund was $4,200.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The Fund’s Evaluation and Approval of Advisory Contract summary by fund appears in the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 9, 2024

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 9, 2024